Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Columbia Select Large Cap Growth Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Class A
Trading Symbol	ELGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 101	1.03%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples sector contributed to the Fund’s relative performance during the period.
Allocations
| Sector allocation within the industrials, real estate and information technology sectors were the top three contributing sectors to relative performance.
Individual holdings
| Bottom individual detractors from relative performance included Advanced Micro Devices, Inc., DexCom, Inc. and Adobe, Inc.
Top Performance Detractors
Stock selection
| Selections in the information technology, real estate and communications services sectors were the largest detractors from the Fund’s relative performance.
Allocations
| Sector allocation within the health care, financials and energy sectors were the top three detracting sectors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	(4.74)	13.15	9.85
Class A (including sales charges)	(10.21)	11.83	9.20
Russell 1000 ® Growth Index	7.76	20.09	15.12
Russell 1000 ® Index (a)	7.82	18.47	12.18
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 694,460,141
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,609,216
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 694,460,141
Total number of portfolio holdings	29
Management services fees (represents 0.74% of Fund average net assets)	$ 7,609,216
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
NVIDIA Corp.	10.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	4.6%
Eli Lilly & Co.	4.6%
Adobe, Inc.	4.3%
Intuitive Surgical, Inc.	4.1%
Visa, Inc., Class A	4.1%
O'Reilly Automotive, Inc.	4.0%
Quanta Services, Inc.	3.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	4.6%
Eli Lilly & Co.	4.6%
Adobe, Inc.	4.3%
Intuitive Surgical, Inc.	4.1%
Visa, Inc., Class A	4.1%
O'Reilly Automotive, Inc.	4.0%
Quanta Services, Inc.	3.9%

Columbia Select Large Cap Growth Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	UMLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 78	0.79%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples sector contributed to the Fund’s relative performance during the period.
Allocations
| Sector allocation within the industrials, real estate and information technology sectors were the top three contributing sectors to relative performance.
Individual holdings
| Bottom individual detractors from relative performance included Advanced Micro Devices, Inc., DexCom, Inc. and Adobe, Inc.
Top Performance Detractors
Stock selection
| Selections in the information technology, real estate and communications services sectors were the largest detractors from the Fund’s relative performance.
Allocations
| Sector allocation within the health care, financials and energy sectors were the top three detracting sectors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	(4.50)	13.45	10.13
Russell 1000 ® Growth Index	7.76	20.09	15.12
Russell 1000 ® Index (a)	7.82	18.47	12.18
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests
.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests .
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 694,460,141
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,609,216
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 694,460,141
Total number of portfolio holdings	29
Management services fees (represents 0.74% of Fund average net assets)	$ 7,609,216
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
NVIDIA Corp.	10.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	4.6%
Eli Lilly & Co.	4.6%
Adobe, Inc.	4.3%
Intuitive Surgical, Inc.	4.1%
Visa, Inc., Class A	4.1%
O'Reilly Automotive, Inc.	4.0%
Quanta Services, Inc.	3.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top
Holdings
NVIDIA Corp.	10.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	4.6%
Eli Lilly & Co.	4.6%
Adobe, Inc.	4.3%
Intuitive Surgical, Inc.	4.1%
Visa, Inc., Class A	4.1%
O'Reilly Automotive, Inc.	4.0%
Quanta Services, Inc.	3.9%

Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CGTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 68	0.69%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples sector contributed to the Fund’s relative performance during the period.
Allocations
| Sector allocation within the industrials, real estate and information technology sectors were the top three contributing sectors to relative performance.
Individual holdings
| Bottom individual detractors from relative performance included Advanced Micro Devices, Inc., DexCom, Inc. and Adobe, Inc.
Top Performance Detractors
Stock selection
| Selections in the information technology, real estate and communications services sectors were the largest detractors from the Fund’s relative performance.
Allocations
| Sector allocation within the health care, financials and energy sectors were the top three detracting sectors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	(4.41)	13.56	10.24
Russell 1000 ® Growth Index	7.76	20.09	15.12
Russell 1000 ® Index (a)	7.82	18.47	12.18
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 694,460,141
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,609,216
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 694,460,141
Total number of portfolio holdings	29
Management services fees (represents 0.74% of Fund average net assets)	$ 7,609,216
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	4.6%
Eli Lilly & Co.	4.6%
Adobe, Inc.	4.3%
Intuitive Surgical, Inc.	4.1%
Visa, Inc., Class A	4.1%
O'Reilly Automotive, Inc.	4.0%
Quanta Services, Inc.	3.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	4.6%
Eli Lilly & Co.	4.6%
Adobe, Inc.	4.3%
Intuitive Surgical, Inc.	4.1%
Visa, Inc., Class A	4.1%
O'Reilly Automotive, Inc.	4.0%
Quanta Services, Inc.	3.9%

Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CCWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $
10,000
investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 63	0.64%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples sector contributed to the Fund’s relative performance during the period.
Allocations
| Sector allocation within the industrials, real estate and information technology sectors were the top three contributing sectors to relative performance.
Individual holdings
| Bottom individual detractors from relative performance included Advanced Micro Devices, Inc., DexCom, Inc. and Adobe, Inc.
Top Performance Detractors
Stock selection
| Selections in the information technology, real estate and communications services sectors were the largest detractors from the Fund’s relative performance.
Allocations
| Sector allocation within the health care, financials and energy sectors were the top three detracting sectors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	(4.33)	13.60	10.29
Russell 1000 ® Growth Index	7.76	20.09	15.12
Russell 1000 ® Index (a)	7.82	18.47	12.18
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 694,460,141
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,609,216
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 694,460,141
Total number of portfolio holdings	29
Management services fees (represents 0.74% of Fund average net assets)	$ 7,609,216
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	4.6%
Eli Lilly & Co.	4.6%
Adobe, Inc.	4.3%
Intuitive Surgical, Inc.	4.1%
Visa, Inc., Class A	4.1%
O'Reilly Automotive, Inc.	4.0%
Quanta Services, Inc.	3.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	4.6%
Eli Lilly & Co.	4.6%
Adobe, Inc.	4.3%
Intuitive Surgical, Inc.	4.1%
Visa, Inc., Class A	4.1%
O'Reilly Automotive, Inc.	4.0%
Quanta Services, Inc.	3.9%

Columbia Select Large Cap Growth Fund - Class R [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Class R
Trading Symbol	URLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 126	1.28%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples sector contributed to the Fund’s relative performance during the period.
Allocations
| Sector allocation within the industrials, real estate and information technology sectors were the top three contributing sectors to relative performance.
Individual holdings
| Bottom individual detractors from relative performance included Advanced Micro Devices, Inc., DexCom, Inc. and Adobe, Inc.
Top Performance Detractors
Stock selection
| Selections in the information technology, real estate and communications services sectors were the largest detractors from the Fund’s relative performance.
Allocations
| Sector allocation within the health care, financials and energy sectors were the top three detracting sectors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	(4.93)	12.88	9.58
Russell 1000 ® Growth Index	7.76	20.09	15.12
Russell 1000 ® Index (a)	7.82	18.47	12.18
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 694,460,141
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,609,216
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 694,460,141
Total number of portfolio holdings	29
Management services fees (represents 0.74% of Fund average net assets)	$ 7,609,216
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
NVIDIA Corp.	10.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	4.6%
Eli Lilly & Co.	4.6%
Adobe, Inc.	4.3%
Intuitive Surgical, Inc.	4.1%
Visa, Inc., Class A	4.1%
O'Reilly Automotive, Inc.	4.0%
Quanta Services, Inc.	3.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top
Holdings
NVIDIA Corp.	10.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	4.6%
Eli Lilly & Co.	4.6%
Adobe, Inc.	4.3%
Intuitive Surgical, Inc.	4.1%
Visa, Inc., Class A	4.1%
O'Reilly Automotive, Inc.	4.0%
Quanta Services, Inc.	3.9%

Columbia Select Large Cap Growth Fund - Class S [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Class S
Trading Symbol	UMLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of October 2, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 36 (a)	0.76% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.76%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples sector contributed to the Fund’s relative performance during the period.
Allocations
| Sector allocation within the industrials, real estate and information technology sectors were the top three contributing sectors to relative performance.
Individual holdings
| Bottom individual detractors from relative performance included Advanced Micro Devices, Inc., DexCom, Inc. and Adobe, Inc.
Top Performance Detractors
Stock selection
| Selections in the information technology, real estate and communications services sectors were the largest detractors from the Fund’s relative performance.
Allocations
| Sector allocation within the health care, financials and energy sectors were the top three detracting sectors from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	(4.50)	13.45	10.13
Russell 1000 ® Growth Index	7.76	20.09	15.12
Russell 1000 ® Index (b)	7.82	18.47	12.18
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 694,460,141
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,609,216
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 694,460,141
Total number of portfolio holdings	29
Management services fees (represents 0.74% of Fund average net assets)	$ 7,609,216
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	4.6%
Eli Lilly & Co.	4.6%
Adobe, Inc.	4.3%
Intuitive Surgical, Inc.	4.1%
Visa, Inc., Class A	4.1%
O'Reilly Automotive, Inc.	4.0%
Quanta Services, Inc.	3.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	4.6%
Eli Lilly & Co.	4.6%
Adobe, Inc.	4.3%
Intuitive Surgical, Inc.	4.1%
Visa, Inc., Class A	4.1%
O'Reilly Automotive, Inc.	4.0%
Quanta Services, Inc.	3.9%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.